Subsequent Events (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 11, 2023	Jan. 04, 2023	Jul. 28, 2022	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Mar. 14, 2023	Dec. 31, 2021
Class A Common Stock
Subsequent Events
Common stock, shares authorized					600,000,000	600,000,000	600,000,000		600,000,000
Common stock shares issued					179,720,918	179,720,918	174,459,956		171,613,049
Class B Common Stock
Subsequent Events
Common stock, shares authorized					27,000,000	27,000,000	27,000,000		27,000,000
Common stock shares issued					26,426,937	26,426,937	26,426,937		26,426,937
Employee Severance
Subsequent Events
Reduction in force (as a percent)			10.00%	25.00%
Employee severance and benefits costs					$ 261	$ 3,879	$ 1,790
Subsequent event | Class A Common Stock
Subsequent Events
Common stock shares issued								164,862,472
Subsequent event | Class B Common Stock
Subsequent Events
Common stock shares issued								26,426,937
Subsequent event | Minimum | Class A Common Stock
Subsequent Events
Common stock, shares authorized								200,000,000
Subsequent event | Minimum | Class B Common Stock
Subsequent Events
Common stock, shares authorized								20,000,000
Subsequent event | Maximum | Class A Common Stock
Subsequent Events
Common stock, shares authorized								600,000,000
Subsequent event | Maximum | Class B Common Stock
Subsequent Events
Common stock, shares authorized								27,000,000
Subsequent event | Employee Severance
Subsequent Events
Reduction in force (as a percent)	25.00%	25.00%
Reduction in cash usage per month	$ 2,000
Employee severance and benefits costs	$ 5,000	$ 5,000